Commitments and Contingent Liabilities (Future Minimum Rental Commitments for Noncancelable Leases) (Detail) ¥ in Millions	Mar. 31, 2018 JPY (¥)
Operating leases:
Fiscal year ending March 31, 2019	¥ 93,378
Fiscal year ending March 31, 2020	79,284
Fiscal year ending March 31, 2021	70,402
Fiscal year ending March 31, 2022	61,145
Fiscal year ending March 31, 2023	54,551
Fiscal year ending March 31, 2024 and thereafter	311,437
Total minimum lease payments	670,197
Capital leases:
Fiscal year ending March 31, 2019	5,559
Fiscal year ending March 31, 2020	4,297
Fiscal year ending March 31, 2021	3,746
Fiscal year ending March 31, 2022	2,784
Fiscal year ending March 31, 2023	1,602
Fiscal year ending March 31, 2024 and thereafter	3,513
Total minimum lease payments	21,501
Amount representing interest	(2,787)
Present value of minimum lease payments	¥ 18,714